SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jan. 04, 2019	Sep. 24, 2018	Feb. 28, 2019
Statements [Line Items]
Warrants exercised (Shares)	200	22,500	22,700
Event after reporting period
Statements [Line Items]
Warrants exercised (Shares)			945,970
Exercise price of warrants exercised			$ 1.70
Proceeds from warrants exercised			$ 1,608,149